RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Cash Flows Restatement (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ (60,394,659)	$ (55,771,393)
Change in fair value of warrant liabilities	$ 55,125,000	55,125,000
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with initial public offering accounted for as liabilities		44,156,250
As Previously Reported
Cash Flows from Operating Activities:
Net income		(646,393)
Change in fair value of warrant liabilities		0
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with initial public offering accounted for as liabilities		0
Adjustment
Cash Flows from Operating Activities:
Net income		(55,125,000)
Change in fair value of warrant liabilities		55,125,000
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with initial public offering accounted for as liabilities		$ 44,156,250